Offerings - Offering: 1	Oct. 29, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary shares, nominal value 0.01 per share(1)
Amount Registered | shares	1,300,000
Proposed Maximum Offering Price per Unit	7.826
Maximum Aggregate Offering Price	$ 10,173,800.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,405.00
Offering Note	(1) These shares may be represented by the American Depositary Shares ("ADSs") of Bicycle Therapeutics plc (the "Registrant"). Each ADS represents one ordinary share, nominal value GBP0.01 per share (an "Ordinary Share"). ADSs issuable upon deposit of the Ordinary Shares registered hereby were registered pursuant to a separate Registration Statement on Form F-6 (File No. 333-231422). (2) Represents Ordinary Shares of the Registrant that became available for issuance under the Amended and Restated Bicycle Therapeutics plc 2020 Equity Incentive Plan (the "2020 Plan"), effective as of June 17, 2025, pursuant to Amendment No. 1 to the 2020 Plan, which authorized an additional 1,300,000 shares for issuance under the 2020 Plan. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional Ordinary Shares of the Registrant which become issuable under the 2020 Plan by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant's outstanding Ordinary Shares. (3) Estimated solely for the purpose of determining the registration fee pursuant to Rules 457(c) and (h) under the Securities Act, based upon the average of the high and low prices of the Registrant's ADSs as quoted on the Nasdaq Global Select Market on October 23, 2025.